Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023
Accrued Expenses and Other Current Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

2. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following on August 31, 2023, and May 31, 2023:

	August 31, 2023	May 31, 2023
Accrued salaries and related expenses	$1,690,658	$1,938,111
Accrued sales and marketing expense	226,774	768,713
Accrued professional fees	2,412,941	2,574,542
Accrued income tax	215,649	1,531,789
Accrued overdraft liabilities	30,542	—
Other accrued expenses and current liabilities	2,260,142	1,782,792
	$6,836,706	$8,594,947

Unique Logistics International, Inc. [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following on May 31, 2023, and May 31, 2022:

	May 31, 2023	May 31, 2022
Accrued salaries and related expenses	$1,938,111	$625,000
Accrued sales and marketing expense	768,713	2,383,500
Accrued professional fees	2,574,542	1,350,170
Accrued income tax	1,531,789	559,544
Accrued overdraft liabilities	—	681,058
Other accrued expenses and current liabilities	1,784,730	66,887
	$8,594,947	$5,666,159